Loans and financing (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [text block]

			December 31, 2023		December 31, 2022
Description	Financial charges - % p,a, (*)	Maturity	Current	Non-Current	Current	Non-Current
Working capital (i)	2.71% + CDI and 6.36%	October, 2030	48,468	511,613	39,103	558,608
Investment financing (ii)	14.13%	June, 2033	27,287	70,650	25,329	83,375
Financial leases liabilities (iii)	5.30%	September, 2027	8,614	35,270	3,224	7,779
			84,369	617,533	67,656	649,762

(*) Effective weighted average annual cost of interest on December 31, 2023.

Disclosure of reconciliation of liabilities arising from financing activities [text block]

Balance at January 1st, 2023	717,418
Borrowing	124,258
Interest expense	54,546
Principal paid	(179,804)
Interest paid	(50,260)
Business Combination	28,895
Cash for asset acquisition - non-cash event	50,106
The effect of changes in foreign exchange rates	(43,257)
Balance at December 31, 2023	701,902

Balance at January 1st, 2022	155,304
Borrowing	446,870
Interest expense	27,329
Principal paid	(63,985)
Interest paid	(12,126)
Business Combination	32,040
Cash for asset acquisition - non-cash event	138,834
The effect of changes in foreign exchange rates	(6,848)
Balance at December 31, 2022	717,418
Loan and financing agreements do not have restrictive clauses.

Schedule Of Payment Of Installment Non-Current Liabilities [Text block]

Year of maturity	December 31, 2023	December 31, 2022
2024	—	59,026
2025	80,387	58,229
2026	64,494	44,016
2027	467,193	489,449
2028	20,165	6,492
More 2029	4,251	—
	636,490	657,212